Label	Element	Value
Miller Opportunity Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001261788_SupplementTextBlock
August 21, 2017

Supplement to the Miller Opportunity Trust

Summary Prospectus, Prospectus, and Statement of Additional Information dated April 10, 2017

Miller Opportunity Trust
Class A	LGOAX
Class C	LMOPX
Class FI	LMOFX
Class R	LMORX
Class I	LMNOX

Risk/Return [Heading]	rr_RiskReturnHeading	Miller Opportunity Trust
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective August 21, 2017, LMM LLC, investment adviser to the Miller Income Fund and the Miller Opportunity Trust (the “Miller Value Funds”), is pleased to announce its name change to Miller Value Partners, LLC. This new name of the Miller Value Funds’ investment adviser does not affect the investment objectives, principal investment strategies, or portfolio managers of the Miller Value Funds, all of which remain unchanged. The only change is that all references to LMM LLC in each document are deleted and replaced with the name Miller Value Partners, LLC.

Please retain this supplement for future reference.